Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 191013 T: 215.564.8000 www.stradley.com
J. Stephen Feinour, Jr.
Partner
jfeinourjr@stradley.com
215.564.8521
1933 Act Rule 497(j)
1933 Act File No. 002-19458
1940 Act File No. 811-01136

June 15, 2026

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-0505

Re:	Guggenheim Funds Trust (the “Trust”) File Nos. 811-01136 and 002-19458

Commission Staff:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter serves as certification that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 322 to the Registration Statement of the Trust, which was filed with the U.S. Securities and Exchange Commission electronically via EDGAR on June 10, 2026, pursuant to Rule 485(b) under the 1933 Act.
Please direct any questions or comments relating to this filing to me at the above-referenced telephone number, or to Brian Crowell, Esq. at 215-564-8082.

Very truly yours,

/s/ J. Stephen Feinour, Jr.

J. Stephen Feinour, Jr., Esq.

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